Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017	Sep. 30, 2016
Revenues:
Finance revenues	¥ 52,487		¥ 48,526		¥ 106,477	¥ 96,582
Gains on investment securities and dividends	10,196		11,201		20,477	15,207
Operating leases	101,279		91,182		197,958	196,072
Life insurance premiums and related investment income	87,556		78,964		181,210	115,736
Sales of goods and real estate	269,453		217,640		616,568	433,526
Services income	204,528		185,667		395,106	364,002
Total revenues	725,499		633,180		1,517,796	1,221,125
Expenses:
Interest expense	18,822		17,286		37,921	35,348
Costs of operating leases	63,487		61,194		125,225	121,266
Life insurance costs	63,942		51,185		131,715	71,423
Costs of goods and real estate sold	252,520		197,998		579,565	390,364
Services expense	124,146		113,675		236,615	218,993
Other (income) and expense, net	(1,791)		718		(1,464)	(681)
Selling, general and administrative expenses	103,337		101,097		209,299	203,699
Provision for doubtful receivables and probable loan losses	3,359		4,049		7,998	6,743
Write-downs of long-lived assets	387		845		1,472	1,409
Write-downs of securities	243		6,207		423	6,212
Total expenses	628,452		554,254		1,328,769	1,054,776
Operating Income	97,047		78,926		189,027	166,349
Equity in Net Income of Affiliates	9,480		9,529		38,613	15,765
Gains on sales of subsidiaries and affiliates and liquidation losses, net	10,474		12,346		24,972	32,834
Bargain Purchase Gain					0	4,287
Income before Income Taxes	117,001	[1]	100,801	[1]	252,612	219,235
Provision for Income Taxes	38,541		33,274		83,211	72,296
Net Income	78,460		67,527		169,401	146,939
Net Income Attributable to the Noncontrolling Interests	2,104		2,063		3,283	4,641
Net Income Attributable to the Redeemable Noncontrolling Interests	98		83		148	148
Net Income Attributable to ORIX Corporation Shareholders	¥ 76,258		¥ 65,381		¥ 165,970	¥ 142,150
Amounts per Share of Common Stock for Net Income attributable to ORIX Corporation shareholders:
Basic:	¥ 59.61		¥ 49.94		¥ 129.40	¥ 108.57
Diluted:	¥ 59.55		¥ 49.89		¥ 129.29	¥ 108.47

[1]	Mainly the United States